Derivatives and Fair Value of Financial Instruments - Fair Value of Investments and Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule of amortized cost and estimated fair values of investments and long term debt
Short-term investments, trading debt securities	$ 1,336	$ 1,576